Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Components of lease expense
Machinery
Land and buildings and equipment Total
($ in millions) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Operating lease cost

217 240 287 71 73 89 288 313 376
Finance lease cost 15 17 13 22 20 16 37 37 29
Short-term lease cost 20 26 17 18 14 31 38 40 48
Sub-lease income (18) (24) (20) (1) (1) (1) (19) (25) (21)
Total lease expense 234 259 297 110 106 135 344 365 432

Summary of additional lease expense
Machinery
Land and buildings and equipment Total
($ in millions) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Operating leases:
Cash paid under operating

cash flows
200 223 263 66 68 83 266 291 346
Right-of-use assets

obtained

in exchange for new liabilities 285 267 266 50 86 57 335 353 323

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments
Operating Leases Finance Leases
Land and Machinery Land and Machinery
($ in millions) buildings and equipment buildings and equipment
2023 203 54 21 23
2024 168 34 21 20
2025 138 18 21 17
2026 104 6 17 6
2027 70 1 17 1
Thereafter

151 1 68 —
Total minimum lease payments

834 114 165 67
Difference between undiscounted

cash flows
and discounted cash flows (74) (3) (27) (3)
Present value of minimum

lease payments

760 111 138 64

Lease terms and discount rates
Land and buildings Machinery and equipment
2022 2021 2020 2022 2021 2020
Operating leases:
Weighted-average remaining

term (months)
73 73 84 31 30 29
Weighted-average discount

rate
3.3% 2.6% 3.0% 1.9% 1.9% 2.0%
Finance leases:
Weighted-average remaining

term (months)
135 100 107 33 40 40
Weighted-average discount

rate
5.5% 7.7% 7.7% 2.3% 1.8% 2.3%